Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities
Payroll and employee-related costs	$ 100	$ 302
Research and development costs	698	333
Professional	215
Other	155	129
Total Accrued Expenses	$ 1,168	$ 764